Schedule of Investments (unaudited)
August 31, 2024
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 24.8%
4D Molecular Therapeutics, Inc.(a)(b)	161,488	$ 2,423,935
AbbVie, Inc.	1,491,340	292,764,955
AC Immune SA(a)(b)	1,083,340	3,499,188
Allogene Therapeutics, Inc.(a)(b)	1,479,779	3,891,819
Alnylam Pharmaceuticals, Inc.(a)(b)	490,798	128,927,727
Amgen, Inc.	1,031,070	344,202,098
Arcellx, Inc.(a)	129,985	8,935,169
Argenx SE, ADR(a)	221,539	114,606,555
Autolus Therapeutics PLC, ADR(a)(b)	889,962	3,497,551
Avidity Biosciences, Inc.(a)	245,371	10,796,324
Beam Therapeutics, Inc.(a)	285,429	7,615,246
BeiGene Ltd., ADR(a)(b)	96,865	18,576,770
Biogen, Inc.(a)(b)	581,498	119,067,530
BioMarin Pharmaceutical, Inc.(a)	642,970	58,645,294
BioNTech SE, ADR(a)	104,740	9,240,163
Blueprint Medicines Corp.(a)	366,990	35,062,225
Bridgebio Pharma, Inc.(a)	231,965	6,460,225
Cabaletta Bio, Inc.(a)	419,920	2,364,150
CG oncology, Inc.(a)	132,962	4,903,638
Denali Therapeutics, Inc.(a)	485,670	11,869,775
Disc Medicine, Inc.(a)	101,255	5,145,779
Dyne Therapeutics, Inc.(a)	337,551	15,557,726
Exact Sciences Corp.(a)	266,253	16,425,148
Gilead Sciences, Inc.	766,272	60,535,488
Immatics NV(a)(b)	298,703	3,312,616
Immunocore Holdings PLC, ADR(a)	181,355	6,507,017
Incyte Corp.(a)	212,725	13,967,523
Insmed, Inc.(a)(b)	621,155	47,499,723
Ionis Pharmaceuticals, Inc.(a)(b)	259,920	12,392,986
Kyverna Therapeutics, Inc.(a)	133,243	1,069,941
Legend Biotech Corp., ADR(a)	465,786	26,805,984
Merus NV(a)	314,737	16,048,440
MoonLake Immunotherapeutics(a)(b)	144,884	6,779,122
Natera, Inc.(a)	378,780	44,794,523
Neurocrine Biosciences, Inc.(a)	141,165	17,936,425
Neurogene, Inc.(a)(b)	284,041	10,628,814
Nurix Therapeutics, Inc.(a)(b)	619,557	15,612,836
Nuvalent, Inc., Class A(a)(b)	384,892	32,765,856
Prime Medicine, Inc.(a)(b)	360,982	1,545,003
Protagonist Therapeutics, Inc.(a)	403,935	17,324,772
PTC Therapeutics, Inc.(a)	287,575	10,157,149
Regeneron Pharmaceuticals, Inc.(a)	146,132	173,121,119
REGENXBIO, Inc.(a)	259,095	3,166,141
REVOLUTION Medicines, Inc.(a)	235,618	10,044,395
Rhythm Pharmaceuticals, Inc.(a)(b)	690,347	32,646,510
Rocket Pharmaceuticals, Inc.(a)(b)	266,176	5,017,418
Roivant Sciences Ltd.(a)	793,275	9,701,753
Sage Therapeutics, Inc.(a)	188,970	1,593,017
Sagimet Biosciences, Inc., Series A(a)	302,930	933,024
Sarepta Therapeutics, Inc.(a)	458,217	62,216,704
Soleno Therapeutics, Inc.(a)	168,265	8,236,572
Stoke Therapeutics, Inc.(a)	969,335	14,103,824
TScan Therapeutics, Inc.(a)	681,015	3,834,114
Ultragenyx Pharmaceutical, Inc.(a)	203,611	11,561,033
Vaxcyte, Inc.(a)	323,500	26,125,860
Vertex Pharmaceuticals, Inc.(a)	369,034	183,000,270
Viking Therapeutics, Inc.(a)	124,540	7,985,505
Voyager Therapeutics, Inc.(a)	445,885	2,925,006
Xenon Pharmaceuticals, Inc.(a)	491,964	19,845,828
Zealand Pharma A/S(a)	167,724	22,097,414
		2,168,318,715
Security	Shares	Value
Financial Services — 0.1%
Helix Acquisition Corp. II, Class A(a)	850,715	$ 8,762,365
Health Care Equipment & Supplies — 22.3%
Abbott Laboratories	1,657,873	187,787,275
Align Technology, Inc.(a)(b)	112,515	26,690,808
Baxter International, Inc.	857,481	32,532,829
Becton Dickinson & Co.	460,640	111,663,743
Boston Scientific Corp.(a)	6,120,098	500,562,816
Cooper Cos., Inc. (The)(a)	648,303	68,545,076
Dexcom, Inc.(a)	383,915	26,620,666
Edwards Lifesciences Corp.(a)(b)	1,658,110	116,001,376
GE HealthCare Technologies, Inc.	915,210	77,628,112
Glaukos Corp.(a)	72,255	9,674,222
IDEXX Laboratories, Inc.(a)	90,825	43,716,797
Inspire Medical Systems, Inc.(a)(b)	83,905	15,087,797
Intuitive Surgical, Inc.(a)	607,294	299,171,243
Masimo Corp.(a)	212,593	24,983,929
Medtronic PLC	1,002,212	88,775,939
Novocure Ltd.(a)	326,090	6,339,190
Nyxoah SA(a)(b)	411,250	3,290,000
Orchestra BioMed Holdings, Inc.(a)	262,308	1,757,464
Penumbra, Inc.(a)(b)	169,035	34,199,161
STERIS PLC	133,060	32,080,766
Stryker Corp.	672,262	242,296,670
		1,949,405,879
Health Care Providers & Services — 22.1%
Cencora, Inc.	884,445	211,886,489
Centene Corp.(a)	794,705	62,646,595
Cigna Group (The)	440,846	159,502,491
Elevance Health, Inc.	469,102	261,238,213
Guardant Health, Inc.(a)	338,156	8,650,030
HCA Healthcare, Inc.	260,846	103,188,069
Humana, Inc.	202,155	71,657,883
Labcorp Holdings, Inc.	93,970	21,602,763
McKesson Corp.	346,650	194,498,382
Quest Diagnostics, Inc.	162,538	25,513,590
UnitedHealth Group, Inc.	1,373,299	810,521,070
		1,930,905,575
Life Sciences Tools & Services — 9.4%
Agilent Technologies, Inc.	340,743	48,698,990
Bio-Techne Corp.(b)	229,860	17,007,341
Danaher Corp.	1,087,477	292,868,431
IQVIA Holdings, Inc.(a)	92,792	23,341,828
Mettler-Toledo International, Inc.(a)	16,205	23,320,291
QIAGEN NV	491,713	22,476,201
Repligen Corp.(a)	189,700	28,631,421
Thermo Fisher Scientific, Inc.	517,267	318,155,414
West Pharmaceutical Services, Inc.	141,185	44,279,851
		818,779,768
Pharmaceuticals — 18.1%
AstraZeneca PLC	347,839	60,964,224
Daiichi Sankyo Co. Ltd.	504,500	21,177,713
Eli Lilly & Co.	746,391	716,550,288
Johnson & Johnson	1,144,423	189,813,999
Longboard Pharmaceuticals, Inc.(a)	138,291	4,989,539
Merck & Co., Inc.	1,986,614	235,314,428
Novo Nordisk A/S, Class B	330,650	45,930,648
Pfizer, Inc.	4,403,419	127,743,185
Roche Holding AG, NVS	131,725	44,591,653
Sanofi SA	601,216	67,479,349

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Structure Therapeutics, Inc., ADR(a)(b)	196,098	$ 7,477,217
Zoetis, Inc., Class A	328,426	60,262,887
		1,582,295,130
Total Common Stocks — 96.8% (Cost: $4,462,845,924)		8,458,467,432
		Par (000)
Corporate Bonds
Health Care Equipment & Supplies — 0.0%
Exo Imaging, Inc., 8.00%, 07/29/25 (Acquired 07/24/24, cost $541,367)(c)(d)	USD	541	2,160,054
Total Corporate Bonds — 0.0% (Cost: $541,367)			2,160,054
Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)		3,421	478,890
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,683,917
Total Other Interests — 0.1% (Cost: $0)			2,162,807
	Shares
Preferred Securities
Preferred Stocks — 0.6%
Biotechnology — 0.4%
Adarx Pharmaceuticals, Inc., Series C (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)	769,230	6,392,301
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	2,978,416
Genesis Therapeutics, Inc., Series B (Acquired 08/10/23, cost $4,207,998)(a)(c)(d)	823,870	4,918,504
Goldfinch Bio, Inc., Series B (Acquired 06/26/20, cost $4,152,184)(a)(c)(d)	3,518,800	1,372,332
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(c)(d)	1,233,856	7,464,829
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	10,822,560
		33,948,942
Health Care Equipment & Supplies — 0.0%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(c)(d)	1,908,330	3,759,410
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(d)	1,700,345	374
		3,759,784
Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	5,570,092
Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	6,145,635
Security	Shares	Value
Software — 0.0%
Carbon Health Technologies, Inc.
Series D2 (Acquired 07/09/21, cost $16,855,000)(a)(c)(d)	1,670,499	$ 3,491,343
Series D2 (Acquired 02/27/24, cost $1,209,000)(a)(c)(d)	1,209	1,335,582
		4,826,925
Total Preferred Securities — 0.6% (Cost: $92,789,074)		54,251,378
Rights
Biotechnology — 0.0%
Korro Bio, Inc., CVR(a)(c)	428,010	4
Mirati Therapeutics, Inc., CVR(a)(b)(c)	228,510	162,242
		162,246
Health Care Equipment & Supplies — 0.0%
ABIOMED INC, CVR(a)(c)	243,643	394,702
Total Rights — 0.0% (Cost: $ —)		556,948
Warrants(a)
Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 07/21/21, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 0.00)	88,432	902
Pharmaceuticals — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 0.00)	77,354	13,537
Total Warrants — 0.0% (Cost: $306,235)		14,439
Total Long-Term Investments — 97.5% (Cost: $4,556,482,600)		8,517,613,058
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	123,055,616	123,129,450
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(f)(g)	222,384,073	222,384,073
Total Short-Term Securities — 3.9% (Cost: $345,480,152)		345,513,523
Total Investments — 101.4% (Cost: $4,901,962,752)		8,863,126,581
Liabilities in Excess of Other Assets — (1.4)%		(125,649,272)
Net Assets — 100.0%		$ 8,737,477,309
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $58,574,239, representing 0.7% of its net assets as of period end, and an original cost of $93,330,441.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Health Sciences Opportunities Portfolio
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 77,919,089	$ 45,175,389(a)	$ —	$ 1,601	$ 33,371	$ 123,129,450	123,055,616	$ 91,350(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	90,612,409	131,771,664(a)	—	—	—	222,384,073	222,384,073	2,160,669	—
				$ 1,601	$ 33,371	$ 345,513,523		$ 2,252,019	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 2,146,221,301	$ 22,097,414	$ —	$ 2,168,318,715
Financial Services	8,762,365	—	—	8,762,365
Health Care Equipment & Supplies	1,949,405,879	—	—	1,949,405,879
Health Care Providers & Services	1,930,905,575	—	—	1,930,905,575

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Health Sciences Opportunities Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Life Sciences Tools & Services	$ 818,779,768	$ —	$ —	$ 818,779,768
Pharmaceuticals	1,342,151,543	240,143,587	—	1,582,295,130
Corporate Bonds	—	—	2,160,054	2,160,054
Other Interests	—	—	2,162,807	2,162,807
Preferred Securities	—	—	54,251,378	54,251,378
Rights	—	—	556,948	556,948
Warrants	14,439	—	—	14,439
Short-Term Securities
Money Market Funds	345,513,523	—	—	345,513,523
	$ 8,541,754,393	$ 262,241,001	$ 59,131,187	$ 8,863,126,581
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
NVS	Non-Voting Shares
4